Summary of Restricted Stock Unit Award Activity (Detail) - Restricted Stock Units - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock unit awards that vested during the period	123,769	395,751	295,751
Fair value of share based awards that vested during the period	$ 5,483	$ 11,420	$ 8,723
Accumulated dividends paid upon vesting of restricted stock unit awards	442	1,352	939
Income tax benefit recognized upon vesting of share based awards	2,303	4,796	3,663
Compensation expense recognized during the period	$ 6,158	$ 3,284	$ 4,148